Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Leasehold improvements	$36,000	$36,000	$4,586
Computer equipment	289,958	1,605,813	204,565
Furniture and fixtures	28,096	31,936	4,068
Motor Vehicles	1,188,538	1,188,538	151,408
Subtotal	1,542,592	2,862,287	364,627
Less: accumulated depreciation	(865,498)	(1,390,275)	(177,107)
Total	$677,094	$1,472,012	$187,520